Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities	¥ (28,400)	$ (4,068)	¥ (92,261)	¥ (255,783)
Net cash used in investing activities	(4,391)	(628)	(4,412)	(9,300)
Net cash generated from financing activities	1,900	272	(72)	(48,832)
Effect of exchange rate changes	(10,140)	(1,449)	3,691	3,863
Net (decrease)/increase in cash, cash equivalents and restricted cash	(41,074)	(5,873)	(93,054)	(310,052)
Cash, cash equivalents and restricted cash at the beginning of year	522,162	74,668	615,216	925,268
Cash, cash equivalents and restricted cash at the end of year	481,088	68,795	522,162	615,216
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities	15,221	2,176	(7,833)	(19,253)
Net cash used in investing activities	(8,714)	(1,247)	(5,840)	(41,305)
Net cash generated from financing activities	0	0	8,902	0
Effect of exchange rate changes	(5,569)	(796)	90	813
Net (decrease)/increase in cash, cash equivalents and restricted cash	938	133	(4,681)	(59,745)
Cash, cash equivalents and restricted cash at the beginning of year	9,552	1,367	14,233	73,978
Cash, cash equivalents and restricted cash at the end of year	¥ 10,490	$ 1,500	¥ 9,552	¥ 14,233